Financial Instruments - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 294,875	$ 324,054
Financial liabilities	51	1,906
Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	51	1,906
Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	138,510	175,953
Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	40,803	51,952
Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	40,918	43,467
Short-term investments [member] | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	19,178	22,971
Short-term investments [member] | Other than equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	54,826	28,619
Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	640	1,092
Amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
Amortized cost [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
FVTPL [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	51	1,906
FVTPL [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	51	1,906
FVTOCI [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
FVTOCI [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
Amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	179,428	219,420
Amortized cost [member] | Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	138,510	175,953
Amortized cost [member] | Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Amortized cost [member] | Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	40,918	43,467
Amortized cost [member] | Short-term investments [member] | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Amortized cost [member] | Short-term investments [member] | Other than equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Amortized cost [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	60,621	53,044
FVTPL [member] | Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL [member] | Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	40,803	51,952
FVTPL [member] | Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL [member] | Short-term investments [member] | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	19,178	0
FVTPL [member] | Short-term investments [member] | Other than equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	640	1,092
FVTOCI [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	54,826	51,590
FVTOCI [member] | Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTOCI [member] | Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTOCI [member] | Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTOCI [member] | Short-term investments [member] | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	22,971
FVTOCI [member] | Short-term investments [member] | Other than equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	54,826	28,619
FVTOCI [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 0	$ 0